Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Preferred Securities & Income ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Preferred Securities & Income ETF
Class Name	Fidelity® Preferred Securities & Income ETF
Trading Symbol	FPFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, the fund's core investment in preferred securities gained 14.87% and modestly contributed to performance versus the benchmark, the ICE U.S. All Capital Securities Constrained Custom Index.
•The primary detractor from relative performance was a non-benchmark allocation to U.S. Treasury bonds. This was an investment we established this period, and it was the fund's largest holding as of August 31.
•By industry, an underweight in retail hampered the fund's relative result. The fund's position in cash also detracted.
•The biggest individual relative detractor this period was avoiding Rakuten Group, a benchmark component that gained roughly 83%. Overweights in JPMorgan Chase (+7%) and Duke Energy (+7%) also hurt.
•In contrast, the primary contributor to performance versus the benchmark was security selection in financial services. Our picks in utility also boosted the fund's relative performance, as did security selection in energy.
•The top individual relative contributors were overweights in Ally Financial (+37%), Aircastle (+33%) and Capital One Financial (+26%). This period we increased our investment in Aircastle.
•By quality, positioning in bonds rated BBB helped most, whereas those rated A and higher hurt most.
•Notable changes in positioning include a higher allocation to the energy industry and reduced exposure to utility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2024. Initial investment of $10,000. Fidelity® Preferred Securities & Income ETF $10,000 $10,144 $8,673 $8,863 ICE® BofA® US All Capital Securities Index $10,000 $10,116 $8,958 $8,941 ICE U.S. All Capital Securities Constrained Custom Index $10,000 $10,118 $8,948 $8,898 Bloomberg U.S. Universal Bond Index $10,000 $10,125 $8,925 $8,890 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Preferred Securities & Income ETF - NAV A 14.31% 0.41% Fidelity® Preferred Securities & Income ETF - Market Price B 14.07% 0.49% ICE® BofA® US All Capital Securities Index A 14.56% 0.75% ICE U.S. All Capital Securities Constrained Custom Index A 14.59% 0.60% Bloomberg U.S. Universal Bond Index A 7.92% -1.28% A From June 15, 2021 B From June 17, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,523,403
Holdings Count | shares	209
Advisory Fees Paid, Amount	$ 205,063
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$42,523,403
Number of Holdings	209
Total Advisory Fee	$205,063
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 7.4 A 6.2 BBB 32.9 BB 26.2 Equities 24.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Preferred Securities 48.4 Preferred Stocks 24.9 Corporate Bonds 16.9 U.S. Treasury Obligations 7.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.7 Canada 3.9 Japan 3.6 United Kingdom 1.0 France 0.5 Ireland 0.5 Germany 0.5 Netherlands 0.2 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 7.4 Energy Transfer LP 4.9 Bank of America Corp 3.3 Citigroup Inc 3.2 Bank of New York Mellon Corp/The 2.7 Goldman Sachs Group Inc/The 2.5 Charles Schwab Corp/The 2.4 Wells Fargo & Co 2.2 Wells Fargo & Co Series L, 7.5% 2.2 JPMorgan Chase & Co 2.2 33.0
Fidelity Enhanced High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced High Yield ETF
Class Name	Fidelity® Enhanced High Yield ETF
Trading Symbol	FDHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 12.71% and contributed to performance versus the ICE BofA BB-B US High Yield Constrained Index for the fiscal year.
•By industry, security selection was the primary contributor, led by telecommunications. Security selection in capital goods and consumer goods also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in CenturyLink (-21%). The second-largest relative contributor was an overweight in Vector (+23%). The company was among the fund's biggest holdings at period end. An underweight in Altice USA (-2%) also helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in basic industry. Security selection in transportation also hampered the fund's result. Also detracting from our result was an underweight in healthcare.
•The fund's non-benchmark stake in First Quantum Minerals gained roughly 5% and was the biggest individual relative detractor. The second-largest relative detractor was our stake in Spirit Airlines (-22%). Another notable relative detractor was our stake in New Fortress Energy (+1%). It was one of the fund's largest holdings this period.
•By quality, positioning in bonds rated BB added the most value.
•Notable changes in positioning include higher allocations to the real estate and financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Enhanced High Yield ETF $10,000 $10,159 $11,122 $12,191 $13,246 $11,677 $12,483 ICE® BofA® BB-B US High Yield Constrained Index $10,000 $10,149 $10,965 $11,488 $12,461 $11,189 $11,941 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $11,132 $11,846 $11,950 $10,534 $10,492 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Enhanced High Yield ETF - NAV A 12.20% 4.72% 5.56% Fidelity® Enhanced High Yield ETF - Market Price B 12.21% 4.67% 5.53% ICE® BofA® BB-B US High Yield Constrained Index A 11.95% 4.04% 4.77% Bloomberg U.S. Universal Bond Index A 7.92% 0.34% 2.02% A From June 12, 2018 B From June 14, 2018, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,153,829
Holdings Count | shares	418
Advisory Fees Paid, Amount	$ 1,322,817
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$334,153,829
Number of Holdings	418
Total Advisory Fee	$1,322,817
Portfolio Turnover	51%

Holdings [Text Block]	BBB 1.3 BB 47.5 B 47.9 CCC,CC,C 1.2 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 84.7 Australia 5.6 Canada 4.1 United Kingdom 1.8 Japan 0.6 Italy 0.6 Luxembourg 0.5 France 0.4 Ireland 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mineral Resources Ltd 3.0 FMG Resources August 2006 Pty Ltd 2.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.9 Northern Oil & Gas Inc 1.7 Vector Group Ltd 1.6 DaVita Inc 1.6 Delek Logistics Partners LP / Delek Logistics Finance Corp 1.5 CVR Energy Inc 1.5 TransDigm Inc 1.4 Nexstar Media Inc 1.4 17.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 10, 2024, the fund's name changed from Fidelity® High Yield Factor ETF to Fidelity® Enhanced High Yield ETF.

Material Fund Change Name [Text Block]	Effective October 10, 2024, the fund's name changed from Fidelity® High Yield Factor ETF to Fidelity® Enhanced High Yield ETF.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable High Yield ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable High Yield ETF
Class Name	Fidelity® Sustainable High Yield ETF
Trading Symbol	FSYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 12.88% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year.
•By industry, market selection was the primary contributor, led by an underweight in media. Security selection in basic industry also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in transportation.
•The top individual relative contributor was an overweight in Emergent BioSolutions (+67%). This period we increased our position in Emergent BioSolutions. The second-largest relative contributor was an overweight in Community Health Systems (+26%). The company was one of our biggest holdings. Another notable relative contributor was an overweight in Coherent (+99%).
•In contrast, the primary detractor from performance versus the benchmark was security selection in services. Also hurting our result was security selection in retail and capital goods.
•The biggest individual relative detractor was an overweight in Cano Health (-60%). A second notable relative detractor was an underweight in Bausch Health (+32%). Another notable relative detractor was an overweight in New Fortress Energy (-5%). The company was among our biggest holdings this period.
•By quality, positioning in bonds rated BB added the most value, whereas those rated B hurt the most.
•Notable changes in positioning include higher allocations to the utility and financial services industries, as well as decreased exposure to energy.

Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 15, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainable High Yield ETF $10,000 $9,322 $9,959 ICE® BofA® US High Yield Constrained Index $10,000 $9,295 $9,948 ICE US High Yield Best-in-Class ESG Index $10,000 $9,248 $9,853 Bloomberg U.S. Universal Bond Index $10,000 $9,276 $9,239 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable High Yield ETF - NAV A 12.33% 4.51% Fidelity® Sustainable High Yield ETF - Market Price B 12.16% 4.58% ICE® BofA® US High Yield Constrained Index A 12.47% 4.52% ICE US High Yield Best-in-Class ESG Index A 12.69% 4.21% Bloomberg U.S. Universal Bond Index A 7.92% -0.11% A From February 15, 2022 B From February 17, 2022, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,304,067
Holdings Count | shares	385
Advisory Fees Paid, Amount	$ 87,233
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$27,304,067
Number of Holdings	385
Total Advisory Fee	$87,233
Portfolio Turnover	71%

Holdings [Text Block]	BBB 2.9 BB 40.8 B 39.5 CCC,CC,C 13.1 Not Rated 1.6 Equities 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 95.7 Bank Loan Obligations 1.6 Common Stocks 0.7 Preferred Securities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 82.2 Canada 4.3 France 2.2 Australia 1.9 Ireland 1.5 United Kingdom 1.2 Tanzania 0.8 Zambia 0.5 Germany 0.5 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Block Inc 2.3 CCO Holdings LLC / CCO Holdings Capital Corp 2.2 Brand Industrial Services Inc 2.0 AECOM 2.0 CHS/Community Health Systems Inc 2.0 Clear Channel Outdoor Holdings Inc 1.8 Reworld Holding Corp 1.7 DPL Inc 1.7 Tenet Healthcare Corp 1.6 Yum! Brands Inc 1.6 18.9